SIGNIFICANT ACCOUNTING POLICIES - Grupo Agromercantil Holding (Details) - COP ($) $ in Millions				12 Months Ended
		Sep. 29, 2020	Feb. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES
Assets				$ 255,568,505	$ 236,088,113
Liabilities				227,453,292	207,282,494
Equity				28,115,213	28,805,619	$ 26,655,225		$ 24,429,550
Condensed statement of income
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off-balance sheet credit instruments				10,825,642	11,200,890	10,446,284
Total fees and commission, net				3,036,828	3,025,733	2,781,203
Other operating income				1,844,572	1,535,247	1,251,567
Operating expense				(7,995,145)	(8,253,817)	(7,482,898)
Income tax				6,586	(1,262,964)	(829,435)
Net income				315,359	3,214,567	2,786,435
Condensed cash flow
Net cash used in operating activities				11,230,345	12,315,612	1,042,858
Net cash provided by investing activities				(7,522,067)	(2,190,832)	(1,381,842)
Net cash (used in) financing activities	[1]			(4,915,440)	(5,260,692)	(732,711)
Translation adjustment				1,170,269	143,144	1,636,861
Cash and cash equivalents at beginning of year				23,738,042	18,730,810	18,165,644
Cash and cash equivalents at end of year				23,701,149	23,738,042	18,730,810
Other comprehensive income
Investments at fair value through OCI				(100,469)	43,889	33,838
Translation adjustment				339,475	104,955	1,043,593
Others				2,350	0	0
Total other comprehensive income				442,064	$ 127,033	703,265
Grupo Agromercantil Holding S.A.
SIGNIFICANT ACCOUNTING POLICIES
Percentage of ownership interest in subsidiary		100.00%					40.00%
Percentage of voting equity interests acquired		40.00%							20.00%
Percentage of ownership interest in subsidiary held by non-controlling interest					40.00%
Assets					$ 14,333,631
Liabilities					13,093,981
Equity					1,239,650
Condensed statement of income
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off-balance sheet credit instruments					218,536	388,932
Total fees and commission, net					132,845	111,932
Other operating income					68,288	52,286
Dividends received and equity method					668	579
Total operating income, net					420,337	553,729
Operating expense					(478,133)	(458,277)
Income tax					19,367	(15,910)
Net income					(38,429)	79,542
Condensed cash flow
Net cash used in operating activities					(62,327)	(66,238)
Net cash provided by investing activities					273,604	244,949
Net cash (used in) financing activities					(26,926)	(2,983)
Translation adjustment					12,648	108,346
Cash and cash equivalents at beginning of year				1,697,646	1,500,647	1,216,573
Cash and cash equivalents at end of year					1,697,646	1,500,647
Other comprehensive income
Investments at fair value through OCI					(3,362)	(6,598)
Translation adjustment					9,281	43,803
Others					(8,093)	(3,922)
Total other comprehensive income					(2,174)	33,283
Dividends received				$ 85,297	$ 31,936	$ 50,341
BAM Financial Corporation (BFC) | Grupo Agromercantil Holding S.A.
SIGNIFICANT ACCOUNTING POLICIES
Percentage of ownership interest in subsidiary			40.00%

[1]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 29 Liabilities from financing activities.